Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 5 - Commitments and Contingencies

Registration Rights

The holders of Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any shares of common stock issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of the Working Capital Loans and upon conversion of the Founder Shares), were entitled to registration rights pursuant to a registration and stockholder rights agreement signed prior to the consummation of the Initial Public Offering. These holders were entitled to certain demand and “piggyback” registration rights. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters were entitled to an underwriting discount of $0.20 per unit, or $4.8 million in the aggregate, paid upon the closing of the Initial Public Offering. An additional fee of $0.50 per unit, or $12.0 million in the aggregate will be payable to the underwriters for deferred underwriting commissions. If the underwriters’ over-allotment option was fully exercised, $0.70 per over-allotment unit, or up to an additional approximately $2.5 million, or approximately $14.5 million in the aggregate, would have been deposited in the Trust Account as deferred underwriting commissions. On October 16, 2021, the over-allotment option expired unexercised. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

On March 28, 2023, the Company received a waiver from one of the underwriters of its Initial Public Offering pursuant to which such underwriter waived all rights to $5.4 million of its $8.4 million deferred underwriting commissions payable upon completion of an initial Business Combination. As a result, the Company recognized $273,110 of gain on forgiveness of underwriting fee payable and $5,126,890 toward Class A redeemable shares in relation to the forgiveness of the deferred underwriter fee allocated to the underwriter in the accompanying unaudited condensed consolidated financial statements. In connection with this waiver, the underwriter also agreed that the remainder of the deferred underwriting fee of $3.0 million will be payable upon the consummation of the business combination. As of September 30, 2024 and December 31, 2023, $6,600,000 was outstanding under deferred underwriting fee payable.

Also in March 2023, the Company entered into an agreement with Odeon Capital Group, LLC (“Odeon”), the other IPO Underwriter, pursuant to which Odeon agreed to irrevocably forfeit $2.6 million of the deferred underwriting discount of $3.6 million that Odeon was previously entitled to receive at the closing of the Business Combination. Such remaining $1.0 million of deferred underwriting discount was to be payable in cash to Odeon at the closing of the Business Combination.

On June 20, 2024, the Company entered into agreements with its underwriters, pursuant to which its underwriters agreed to accept a total of 300,000 shares at the closing of the Business Combination in full satisfaction of the remaining $6.6 million of deferred underwriting discount that was payable in cash to the underwriters at the closing of the Business Combination. The Company’s agreements with its underwriters are subject to certain conditions which result in the Company recording the impact of the agreements at the closing of the Business Combination.

Forward Share Purchase Agreement

On March 29, 2023, the Company entered into a forward share purchase agreement (the “Forward Share Purchase Agreement”) with Avila, Meteora Special Opportunity Fund I, LP, Meteora Capital Partners, LP and Meteora Select Trading Opportunities Master, LP (collectively, “Seller”) for an OTC Equity Prepaid Forward Transaction (the “Forward Purchase Transaction”). Pursuant to the terms of the Forward Purchase Agreement, Seller intends but is not obligated to purchase shares of SPAC Class A Common Stock from holders (other than SPAC or its affiliates) who have elected to redeem such shares in connection with the Proposed Transactions. Purchases by Seller will be made through brokers in the open market after the redemption deadline in connection with the Proposed Transactions at a price no higher than the redemption price to be paid by SPAC in connection with the Proposed Transactions (the “Initial Price”). The Shares purchased by the Seller, other than the Share Consideration Shares are referred to herein as the “Recycled Shares.” The Seller also may sell 2,376,000 shares of SPAC Class A Common Stock purchased in the SPAC’s initial public offering (“IPO Shares”) in the Forward Purchase Transaction, up to a maximum of 2,500,000 shares of Class A Common Stock (including any Recycled Shares). The Forward Share Purchase Agreement was terminated as a result of the termination of the Avila BCA on August 10, 2023, as described below.

INSIGHT ACQUISITION CORP.

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

SEPTEMBER 30, 2024

Business Combination Agreements

On April 3, 2023, the Company entered into a Business Combination Agreement with Avila Energy Corporation, an Alberta corporation (“Avila”), pursuant to which the Company will acquire Avila for consideration of shares of the Company following its redomicile into the Province of Alberta. The business combination agreement and related executed agreements included supporting agreements and a forward share purchase agreement are more fully described and filed with the Company’s Current Report on Form 8-K filed with the SEC on April 4, 2023.

On August 10, 2023, the Company and Avila entered into a Letter Agreement providing for the mutual termination of the Avila BCA. The Letter Agreement provides for the mutual release of claims against the other party and also provides that Avila will pay to the Company $300,000 in partial reimbursement of expenses incurred by the Company in connection with the Avila BCA (the “Avila Payment”). The Avila Payment is due and payable as follows: 1) up to $300,000 immediately upon Avila’s receipt of net proceeds from any financing, public or private, in excess of U.S. $3,000,000, -or- (2) (i) $50,000 by December 1, 2023, (ii) $100,000 by February 1, 2024 and (iii) $150,000 by April 1, 2024. Management does not believe that Avila has the funds to pay the reimbursement of expenses in connection with the Avila BCA and believes it to be uncollectible. The Company has fully allowed for the receivable from Avila for the reimbursement of expenses in connection with the Avila BCA as of September 30, 2024.

Effective as of October 13, 2023, the Company, IAC Merger Sub Inc., a Florida corporation (“Merger Sub”) and Alpha Modus, Corp., a Florida corporation (“Alpha Modus”), entered into a business combination agreement and plan of merger (the “AM BCA”) pursuant to which Merger Sub will merge with and into Alpha Modus with Alpha Modus as the surviving corporation and becoming a wholly owned subsidiary of the Company. The Board of Directors of the Company (the “Board”) has unanimously approved and declared advisable the AM BCA, the Merger and the other transactions contemplated thereby (the “Proposed Transactions”). A copy of the AM BCA is filed as Exhibit 2.1 in the Current Report on Form 8-K dated October 17, 2023. In connection with entering into the AM BCA, in October 2023, the Company formed IAC Merger Sub Inc, a Florida corporation.

On June 21, 2024, the Company, Alpha Modus and Merger Sub entered into an amendment to the AM BCA (the “BCA Amendment”). The BCA Amendment (i) provides that each share of Alpha Modus’ 6,145,000 shares common stock outstanding prior to the business combination will be exchanged for the right to receive 1 share of IAC Class A common stock, and a contingent right to receive a pro rata portion of the 2,200,000 earnout shares; (ii) provides that each share of Alpha Modus’ 7,500,000 shares Series C Redeemable Convertible Preferred Stock outstanding prior to the business combination will be exchanged for the right to receive 1 share of IAC Series C Preferred Stock (having substantially the same rights as the Alpha Modus Series C Redeemable Convertible Preferred Stock), and a contingent right to receive a pro rata portion of the 2,200,000 earnout shares; (iii) eliminates the closing condition that the combined company is obligated to pay off the indebtedness of Polar Multi-Strategy Master Fund (“Polar”), up to a maximum of $1,000,000, and the indebtedness of Janbella Group, LLC’s (“Janbella”), up to a maximum of $1,000,000, at closing of the business combination; (iv) eliminates the combined company’s obligation to issue each of Polar and Janbella at closing a number of shares of common stock equal to the amount of indebtedness paid off divided by $1.00; (v) requires the combined company to issue the following shares of common stock at closing: (a) 1,392,308 shares to Janbella, (b) 210,000 shares to Cantor Fitzgerald & Co., (c) 90,000 shares to Odeon Group, LLC, and (d) 125,000 shares to Michael Singer; and (vi) extends the “Outside Date” (the date by which the business combination must occur, after which either the Company or Alpha Modus may terminate the AM BCA by providing written notice to the other) to September 9, 2024, from June 7, 2024.

On October 29, 2024, the Company held a Special Meeting of stockholders. At the Special Meeting, the Company’s stockholders approved the Business Combination Agreement, dated as of October 13, 2023, as amended by the First Amendment to the Business Combination Agreement, dated as of June 21, 2024, by and among the Company, IAC Merger Sub Inc. (“Merger Sub”), and Alpha Modus, Corp. (“Alpha Modus”), and approve the transactions contemplated thereby, including the merger of Merger Sub with and into Alpha Modus, with Alpha Modus continuing as the surviving corporation and as a wholly-owned subsidiary of the Company (the “Business Combination”), approved the Company’s amended and restated certificate of incorporation, as amended (the “IAC Charter”), in connection with the closing of the Business Combination, by adopting the second amended and restated certificate of incorporation (the “Amended and Restated Charter”), which includes the authorization to issue and designation of 7,500,000 new shares of preferred stock as Series C Redeemable Convertible Preferred Stock”, and the stockholders also approved the issuance of shares of the Company’s common stock pursuant to the Business Combination Agreement, as well as the issuance of shares of the Company’s common stock issuable upon conversion of the Company’s Series C Redeemable Convertible Preferred Stock issuable pursuant to the Business Combination Agreement for purposes of complying with the applicable listing rules of the Nasdaq Stock Market. In connection with the stockholders’ vote at the Special Meeting, 426,135 shares were tendered for redemption.

Subscription Agreement

On August 30, 2023, the Company, Sponsor and Polar Multi-Strategy Master Fund (“Polar”), an investor, entered into an agreement (the “Subscription Agreement”) in which Polar has agreed to fund the Sponsor up to $1,000,000, pursuant to written draw down requests (a “Capital Call”), and the Sponsor will in turn loan such funds to the Company, to cover the Company’s working capital expenses (each a “Sponsor Loan”). For the nine months ended September 30, 2024, Polar funded Sponsor additional $375,000 under the Subscription Agreement and the Sponsor loaned the Company $375,000 from Polar. For the year ended December 31, 2023, Polar funded Sponsor $600,000 under the Subscription Agreement and the Sponsor loaned the Company $600,000 from Polar. All subsequent Capital Calls are subject to the mutual consent of the Company, Sponsor and Polar. All Capital Calls funded by Polar shall not accrue interest and are repayable by the Sponsor at the closing of the Company’s initial business combination. At the option of Polar, all Capital Calls funded by Polar may be repaid by the Company through the issuance of one share of Class A Common Stock for each $10 of the outstanding Capital Calls funded by Polar. Sponsor is also responsible to reimburse Polar for its reasonable attorney’s fees incurred in connection with the Subscription Agreement up to $5,000. In the event, a business combination does not occur and the Company liquidates, then all Capital Calls funded by Polar out of cash held in the Sponsor’s bank accounts and/or the Company’s bank accounts, excluding the Company’s Trust Account. The Sponsor Loans shall not accrue interest and shall be repaid by the Company at the closing of the business combination.

INSIGHT ACQUISITION CORP.

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

SEPTEMBER 30, 2024

In consideration of the funds received, the Company will issue, at the closing of its business combination, to Polar one (1) shares of the company’s Class A Common Stock for each dollar Polar funds through the Capital Calls (“Subscription Shares”). The Subscription Shares shall not be subject to any transfer restrictions or any other lock-up provisions, earn outs, or other contingencies. The Subscription Shares (i) to the extent feasible and in compliance with all applicable laws and regulations shall be registered as part of any registration statement issuing shares before or in connection with the Business Combination Closing or (ii) if no such registration statement is filed in connection with the Business Combination Closing, shall promptly be registered pursuant to the first registration statement filed by the Company or the surviving entity following the Business Combination Closing, which shall be filed no later than 30 days after the Business Combination Closing and declared effective no later than 90 days after the Business Combination Closing. The Sponsor shall not sell, transfer, or otherwise dispose of any securities owned by the Sponsor until the Subscription Shares have been transferred to the Investor and the registration statement has been made effective.

In the event the Sponsor of the Company defaults in its obligations under the Subscription Agreement (a “Default”), then the Sponsor shall be required to transfer to Polar 0.1 share of Class A Common Stock or Class B Common Stock for each $1 that Polar has funded under the Capital Calls as of the date of such Default and shall be required repeat such issuance for each month the such Default continues.

On May 15, 2024, the Company, Sponsor and Polar entered into Amendment No. 1 to the Subscription Agreement (the Amendment”) pursuant to which Polar’s aggregate advance under the Subscription Agreement was reduced from $1,000,000 to $975,000 and in the event the Company consummates the business combination with Alpha Modus Corp., then the Company will not be obligated to issue to Polar one (1) share of the Company’s Class A Common Stock for each dollar Polar advances to the Company under at Subscription Agreement at the closing of the business combination. However, if the Company consummates a business combination with an entity other than Alpha Modus, Corp., then the Company is obligated to issue to Polar one (1) share of the Company’s Class A Common Stock for each dollar Polar advances to the Company under at Subscription Agreement at the closing of the business combination with an entity other than Alpha Modus, Corp. (the “Subscription Shares”). The Subscription Shares shall be subject to no transfer restrictions or any other lock-up provisions, earn outs, or other contingencies. The Subscription Shares (i) to the extent feasible and in compliance with all applicable laws and regulations shall be registered as part of any registration statement issuing shares before or in connection with the closing of the business combination or (ii) if no such registration statement is filed in connection with the closing of the business combination, shall promptly be registered pursuant to the first registration statement filed by the Company or the surviving entity following the closing of the business combination, which shall be filed no later than 30 days after the closing of the business combination and declared effective no later than 90 days after the closing of the business combination. Sponsor shall not sell, transfer or otherwise dispose of any securities owned by the Sponsor until the Subscription Shares have been transferred to the Investor and the registration statement has been made effective.

Note 6 — Commitments and Contingencies

Registration Rights

The holders of Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any shares of common stock issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of the Working Capital Loans and upon conversion of the Founder Shares), were entitled to registration rights pursuant to a registration and stockholder rights agreement signed prior to the consummation of the Initial Public Offering. These holders were entitled to certain demand and “piggyback” registration rights. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters were entitled to an underwriting discount of $0.20 per unit, or $4.8 million in the aggregate, paid upon the closing of the Initial Public Offering. An additional fee of $0.50 per unit, or $12.0 million in the aggregate will be payable to the underwriters for deferred underwriting commissions. If the underwriters’ over-allotment option was fully exercised, $0.70 per over-allotment unit, or up to an additional approximately $2.5 million, or approximately $14.5 million in the aggregate, would have been deposited in the Trust Account as deferred underwriting commissions. On October 16, 2021, the over-allotment option expired unexercised. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

INSIGHT ACQUISITION CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023

Note 6 — Commitments and Contingencies (cont.)

On March 28, 2023, the Company received a waiver from one of the underwriters of its Initial Public Offering pursuant to which such underwriter waived all rights to $5.4 million of its $8.4 million deferred underwriting commissions payable upon completion of an initial Business Combination. As a result, the Company recognized $273,110 of gain on forgiveness of underwriting fee payable and $5,126,890 toward Class A redeemable shares in relation to the forgiveness of the deferred underwriter fee allocated to the underwriter in the accompanying consolidated financial statements. In connection with this waiver, the underwriter also agreed that the remainder of the deferred underwriting fee of $3.0 million will be payable upon the consummation of the business combination. As of December 31, 2023 and 2022, $6,600,000 and $12,000,000 were outstanding under deferred underwriting fee payable, respectively.

Forward Share Purchase Agreement

On March 29, 2023, the Company entered into a forward share purchase agreement (the “Forward Share Purchase Agreement”) with Avila, Meteora Special Opportunity Fund I, LP, Meteora Capital Partners, LP and Meteora Select Trading Opportunities Master, LP (collectively, “Seller”) for an OTC Equity Prepaid Forward Transaction (the “Forward Purchase Transaction”). Pursuant to the terms of the Forward Purchase Agreement, Seller intends but is not obligated to purchase shares of SPAC Class A Common Stock from holders (other than SPAC or its affiliates) who have elected to redeem such shares in connection with the Proposed Transactions. Purchases by Seller will be made through brokers in the open market after the redemption deadline in connection with the Proposed Transactions at a price no higher than the redemption price to be paid by SPAC in connection with the Proposed Transactions (the “Initial Price”). The Shares purchased by the Seller, other than the Share Consideration Shares are referred to herein as the “Recycled Shares.” The Seller also may sell 2,376,000 shares of SPAC Class A Common Stock purchased in the SPAC’s initial public offering (“IPO Shares”) in the Forward Purchase Transaction, up to a maximum of 2,500,000 shares of Class A Common Stock (including any Recycled Shares). The Forward Share Purchase Agreement was terminated as a result of the termination of the Avila BCA on August 10, 2023, as described below.

Business Combination Agreements

On April 3, 2023, the Company entered into a Business Combination Agreement with Avila Energy Corporation, an Alberta corporation (“Avila”), pursuant to which the Company will acquire Avila for consideration of shares of the Company following its redomicile into the Province of Alberta. The business combination agreement and related executed agreements included supporting agreements and a forward share purchase agreement are more fully described and filed with the Company’s Current Report on Form 8-K filed with the SEC on April 4, 2023.

On August 10, 2023, the Company and Avila entered into a Letter Agreement providing for the mutual termination of the Avila BCA. The Letter Agreement provides for the mutual release of claims against the other party and also provides that Avila will pay to the Company $300,000 in partial reimbursement of expenses incurred by the Company in connection with the Avila BCA (the “Avila Payment”). The Avila Payment is due and payable as follows: 1) up to $300,000 immediately upon Avila’s receipt of net proceeds from any financing, public or private, in excess of U.S. $3,000,000, -or- (2) (i) $50,000 by December 1, 2023, (ii) $100,000 by February 1, 2024 and (iii) $150,000 by April 1, 2024. Management does not believe that Avila has the funds to pay the reimbursement of expenses in connection with the Avila BCA and believes it to be uncollectible. The Company has fully valued the receivable from Avila for the reimbursement of expenses in connection with the Avila BCA as of December 31, 2023.

Effective as of October 13, 2023, the Company, IAC Merger Sub Inc., a Florida corporation (“Merger Sub”) and Alpha Modus, Corp., a Florida corporation (“Alpha Modus”), entered into a business combination agreement and plan of merger (the “AM BCA”) pursuant to which Merger Sub will merge with and into Alpha Modus with Alpha Modus as the surviving corporation and becoming a wholly owned subsidiary of the Company. The Board of Directors of the Company (the “Board”) has unanimously approved and declared advisable the AM BCA, the Merger and the other transactions contemplated thereby (the “Proposed Transactions”). A copy of the AM BCA is filed as Exhibit 2.1 in the Current Report on Form 8-K dated October 17, 2023. In connection with entering into the AM BCA, in October 2023, the Company formed IAC Merger Sub Inc, a Florida corporation.

INSIGHT ACQUISITION CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023

Note 6 — Commitments and Contingencies (cont.)

Subscription Agreement

On August 30, 2023, the Company, Sponsor and Polar Multi-Strategy Master Fund (“Polar”), an investor, entered into an agreement (the “Subscription Agreement”) in which Polar has agreed to fund the Sponsor up to $1,000,000, pursuant to written draw down requests (a “Capital Call”), and the Sponsor will in turn loan such funds to the Company, to cover the Company’s working capital expenses (each a “Sponsor Loan”). For the year ended December 31, 2023, Polar funded Sponsor $600,000 under the Subscription Agreement and the Sponsor loaned the Company $325,000 from Polar. All subsequent Capital Calls are subject to the mutual consent of the Company, Sponsor and Polar. All Capital Calls funded by Polar shall not accrue interest and are repayable by the Sponsor at the closing of the Company’s initial business combination. At the option of Polar, all Capital Calls funded by Polar may be repaid by the Company through the issuance of 1 share of Class A Common Stock for each $10 of the outstanding Capital Calls funded by Polar. Sponsor is also responsible to reimburse Polar for its reasonable attorney’s fees incurred in connection with the Subscription Agreement up to $5,000. In the event, a business combination does not occur and the Company’s liquidates, then all Capital Calls funded by Polar out of cash held in the Sponsor’s bank accounts and/or the Company’s bank accounts, excluding the Company’s Trust Account. The Sponsor Loans shall not accrue interest and shall be repaid by the Company at the closing of the business combination.

In consideration of the funds received, the Company will issue, at the closing of its business combination, to Polar one (1) shares of the company’s Class A Common Stock for each dollar Polar funds through the Capital Calls (“Subscription Shares”). The Subscription Shares shall not be subject to any transfer restrictions or any other lock-up provisions, earn outs, or other contingencies. The Subscription Shares (i) to the extent feasible and in compliance with all applicable laws and regulations shall be registered as part of any registration statement issuing shares before or in connect ion with the Business Combination Closing or (ii) if no such registration statement is filed in connection with the Business Combination Closing, shall promptly be registered pursuant to the first registration statement filed by the Company or the surviving entity following the Business Combination Closing, which shall be filed no later than 30 days after the Business Combination Closing and declared effective no later than 90 days after the Business Combination Closing. The Sponsor shall not sell, transfer, or otherwise dispose of any securities owned by the Sponsor until the Subscription Shares have been transferred to the Investor and the registration statement has been made effective.

In the event the Sponsor of the Company default in their obligations under the Subscription Agreement (a “Default”), then the Sponsor shall be required to transfer to Polar 0.1 share of Class A Common Stock or Class B Common Stock for each $1 that Polar has funded under the Capital Calls as of the date of such Default and shall be required repeat such issuance for each month the such Default continues.